OTHER CURRENT LIABILITIES - Reconciliation of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ (12,582)	$ (20,686)
Deferred charter revenue	(32,441)	(32,963)
Other current liabilities	(482)	(1,673)
Provisions	0	(247)
Total other current liabilities	$ (45,505)	$ (55,569)